Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 27 - SUBSEQUENT EVENTS:

a.

Strategic funding

On January 30, 2023, the Company signed on a second amendment to the O.R.B. agreement. According to the amendment, O.R.B. will fund the Company with 18 tranches of $111,111 (an unchanged total amount of $2 million) from February 2023 through July 2024, instead of the 6 original tranches (Tranches 3-8) of $333,333 each from February 2023 through July 2023.

During the period from January 1, 2023 until the approval date of these financial statements, O.R.B. transferred to the Company an aggregate amount $550 thousand, to a total aggregate funding of $2.22 million from the signing of the funding agreement, on account of its $4 million cash commitment.

The Company repaid O.R.B during the period from January 1, 2023 until the approval date of these financial statements, on behalf of the revenue share model, an amount of $0.30 million, to a total aggregate repayments of $0.55 million from the signing of the funding agreement.

b.	ATM issuances

During the period from January 1, 2023 until the approval date of these financial statement, the Company raised a gross amount of $75 thousand (net amount of $73 thousand) through the ATM Sales Agreement in consideration of issuance of 25,847 ADSs (258,470 ordinary shares).